Note 11 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Deferred Tax Assets, Valuation Allowance	$ 20,808	$ 8,356
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	12,500
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount	0
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	935	(0)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	200	1,300
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	0	$ 0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 14,600
Open Tax Year	2018 2019 2020 2021
Foreign Tax Authority [Member]
Operating Loss Carryforwards	$ 54,500
Tax Credit Carryforward, Amount	$ 300
Tax Credit Carryforward, Expiration Date	Dec. 31, 2023
Open Tax Year	2012 2013 2014 2015 2016 2017 2018 2019 2020 2021
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2018 2019 2020 2021